Cover	12 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 6
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Registrant Name	ZHONG YUAN BIO-TECHNOLOGY HOLDINGS LIMITED
Entity Central Index Key	0001672886
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 901
Entity Address, Address Line Two	Tesbury Centre
Entity Address, Address Line Three	28 Queen’s Road East
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
City Area Code	852
Local Phone Number	2919-8916
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Aug. 22, 2023